Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 3 months ended Mar. 31, 2017 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance (in shares) at Dec. 31, 2016	54,530,843	54,530,843
Balance at Dec. 31, 2016	$ 945,174	$ 4,692	$ 438,126	$ 809	$ (86,300)	$ 587,847
Comprehensive income:
Net income	71,409					71,409
Currency translation adjustment	4,275				4,275
Currency impact of long term funding	1,962				1,962
Tax on currency impact of long term funding	73				73
Unrealized capital gain - investments	68				68
Amortization of interest rate hedge	(230)				(230)
Total comprehensive income	77,557				6,148	71,409
Exercise of share options (in shares)		121,210
Exercise of share options	2,758	$ 8	2,750
Issue of restricted share units (in shares)		345,379
Issue of restricted share units	22	$ 22
Share issuance costs	(7)		(7)
Non-cash stock compensation expense	8,809		8,809
Share repurchase program	(96,404)	$ (78)		78		(96,404)
Share repurchase program (in shares)		(1,221,729)
Share repurchase costs	$ (77)					(77)
Balance (in shares) at Mar. 31, 2017	53,775,703	53,775,703
Balance at Mar. 31, 2017	$ 944,509	$ 4,644	$ 449,678	$ 887	$ (80,152)	569,452
Comprehensive income:
Cumulative effect adjustment from adoption of ASU 2016-09	$ 6,677					$ 6,677